FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
TD 401(k) Retirement Plan
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Plan's Assets Fair Value Hierarchy

	Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Mutual Funds	$491,337,919	$—	$—	$491,337,919
Common Stock	267,257,794	—	—	267,257,794
Total assets in fair value hierarchy	$758,595,713	$—	$—	$758,595,713
Investments measured at net asset value – Common Collective Trust				6,054,257,058
Total investments at fair value				$6,812,852,771

	Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Mutual Funds	$462,528,504	$—	$—	$462,528,504
Common Stock	155,326,392	—	—	155,326,392
Total assets in fair value hierarchy	$617,854,896	$—	$—	$617,854,896
Investments measured at net asset value – Common Collective Trust				5,188,073,517
Total investments at fair value				$5,805,928,413